Interest in other entities - Summarised statement of profit or loss and other comprehensive income for joint venture (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Joint venture
Total comprehensive loss for the year	$ (281,727)	$ (3,705)	$ (14,326)	$ (4,814)
SiliconAurora
Joint venture
Expenses incurred for the year categorised into administration, professional and employee benefit			(508)	(751)
Total comprehensive loss for the year			$ (508)	$ (751)